Significant Accounting Policies - Schedule of Geographic Concentration Risk Percentage (Details)	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Successor [Member] | Florida [Member]
Statement Line Items [Line Items]
Concentration risk percentage		64.00%	74.00%	75.00%	69.00%	71.00%
Successor [Member] | Colorado [Member]
Statement Line Items [Line Items]
Concentration risk percentage		16.00%	19.00%	18.00%	13.00%	19.00%	15.00%
Predecessor [Member] | Florida [Member]
Statement Line Items [Line Items]
Concentration risk percentage	81.00%						77.00%
Predecessor [Member] | Colorado [Member]
Statement Line Items [Line Items]
Concentration risk percentage	11.00%